Net revenue (Tables)	12 Months Ended
Dec. 31, 2022
Net revenue
Schedule of net operating revenue summarized by nature

The Group generates revenue primarily through the provision of services described in the table below, which is summarized by nature:

	December 31, 2022	December 31, 2021	December 31, 2020
Software development revenue	2,094,090	1,394,583	891,012
Software maintenance revenue	57,035	30,026	31,133
Revenue from software license agent	1,210	1,637	2,413
Consulting revenue	32,724	15,922	28,601
Other revenue	2,651	2,212	3,360
Total net revenue	2,187,710	1,444,380	956,519

Schedule of net revenue by industry vertical

The following table sets forth the net revenue by industry vertical for the periods indicated:

.	December 31, 2022	December 31, 2021	December 31, 2020
By Industry Vertical
Financial services	649,166	487,177	324,118
Food and beverages	429,023	340,709	244,590
Pharmaceuticals and cosmetics	281,300	206,375	134,763
Technology, media, and telecom	328,500	169,311	81,961
Retail and manufacturing	135,566	93,871	83,046
Education and services	78,452	64,336	41,323
Logistic and Transportation	73,248	37,247	15,159
Others	212,454	45,353	31,559
Total net revenue	2,187,710	1,444,380	956,519

Schedule of the nature and timing of performance obligations in contracts with customers, including the revenue recognition policies listed in the main types of services

The table below provides information on the nature and timing of performance obligations in contracts with customers, including the revenue recognition policies listed in the main types of services:

Type of service	Nature and timing of performance obligations	Revenue recognition
Services provision: - software development; - software maintenance; - consultancy.

The Group has determined that the customer controls all work in progress as the services are provided. This is because, according to these contracts, services are provided according to the client’s specifications and, if a contract is terminated by the client, the Group will be entitled to reimbursement of the costs incurred to date, including a reasonable margin. Invoices are issued in accordance with contractual terms and are usually paid on average in 69 days as of December 31, 2022 (70 days as of December 31, 2021). Unbilled amounts are presented as contract assets.

The associated revenue and costs are recognized over time. The progress of the performance obligation is measured based on the hours incurred.
Software License Agency

The Group acts as an agent in software license agreements between the developer and the customer. Invoices (related to agency fees) are issued in accordance with the contractual terms and are generally paid on average within 45 days.

Revenue related to fees as agent is recognized when contracts are entered into.

Schedule of contract assets

The balances from contract assets are shown and segregated in the statement of financial position as follows:

.	December 30, 2022	December 31, 2021
Contract assets – Dollar denominated – from US customers	94,613	80,107
Contract assets – Reais denominated – from Brazilian customers	104,836	50,350
Contract assets – from other customers	18,474	4,844
(-) Expected credit losses from contract assets	(673)	(913)
Total	217,250	134,388

Schedule of the movement of expected credit losses of contract assets

The movement of expected credit losses of contract assets, is as follows:

Balance as of December 31, 2020	(675)
(Provision)	(217)
Effect of movements in exchange rates	(21)
Balance as of December 31, 2021	(913)
(Provision)	94
Effect of movements in exchange rates	146
Balance as of December 31, 2022	(673)